Consolidated Statement of Changes in Shareholders' Equity (Parenthetical) - shares	12 Months Ended
	Apr. 28, 2018	Apr. 29, 2017	Apr. 30, 2016
Common stock options exercised, shares		31,000	111,000
Purchase of treasury stock related to stock-based compensation, shares	88,000	248,000	337,000
Treasury stock repurchased, shares	0	2,019,798	2,763,142